Cash, Cash Equivalents, and Restricted Cash - Additional Information (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets [Member]
Cash and Cash Equivalents [Line Items]
Restricted Cash, Current	$ 0.5	$ 0.1